Commitments and Contingencies (Details Textual)	12 Months Ended
Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Weighted average remaining lease	13 years 9 months 18 days
Weighted average discount rate	4.75%
Lease cost	$ 205,701